GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Geographic And Significant Customer Information
SCHEDULE OF REVENUE BY MAJOR GEOGRAPHIC REGION

The information below summarizes revenue by major geographic region for the years ended December 31, 2025, 2024, and 2023:

	Year Ended December 31,
	2025	2024	2023
Israel	$888	$409	$—
United States	72	363	142
Latin and Central America	527	528	—
	$1,487	$1,300	$142

SCHEDULE OF PERCENTAGE OF TOTAL REVENUE

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended December 31,
	2025	2024	2023
Customer A	59.7%	31.4%	—
Customer B	24.3%	40.6%	—
Customer C	(* )	11.1%	—
Customer D	—	10.4%	—
Customer E	(* )	(* )	100%
Customer H	11.2%	—	—

(*)	less than 10%